Segment Information (Summary of operating results of business segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Revenues	$ 88,313	$ 85,405	$ 84,547
Income (loss) from operations	5,136	1,136	(20)
Operating Segment [Member]
Segment Reporting Information
Revenues	88,313	85,405	84,547
Income (loss) from operations	7,500	4,017		[1]
PCB [Member] | Operating Segment [Member]
Segment Reporting Information
Revenues	30,480	31,803	29,398
Income (loss) from operations	(2,422)	(1,588)		[1]
Microelectronics [Member] | Operating Segment [Member]
Segment Reporting Information
Revenues	57,833	53,602	55,149
Income (loss) from operations	$ 9,922	$ 5,605		[1]

[1]	It is impracticable to present 2012 income (loss) from operations by segment due to lack in internal management reporting system.